General Company Information	3 Months Ended
Mar. 31, 2021
General Company Information
General Company Information

Note 1. General Company Information

Evaxion Biotech A/S (the “Company” or “Evaxion”) is an artificial intelligence (“AI”)-immunology platform company that uses its proprietary AI technology, engineering expertise and drug development know-how to simulate the human immune system and generate predictive models to identify and develop efficacious immunotherapies for patients in the global market. Unless the context otherwise requires, references to the “Company,” “we,” “us,” and “our”, refer to Evaxion Biotech A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK‑2970 Hoersholm, Denmark.

The unaudited condensed consolidated interim financial statements of Evaxion Biotech and its subsidiary (collectively, the “Group”) for the three months ended March 31, 2021 and 2020, were approved, and authorized for issuance, by the Audit Committee of the board of directors on May 11, 2021.

Stock Split and bonus share issuance

On January 4, 2021, the Company’s board of directors and shareholders approved (i) a  2‑for‑1 stock split of its issued and outstanding ordinary shares and (ii) a bonus share issuance in the ratio of 17‑for‑1 of its issued and outstanding ordinary shares (collectively the “Stock Split”). The Stock Split also resulted in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1. Accordingly, all share and per share data in the accompanying unaudited consolidated condensed interim financial statements, and notes thereto, have been retroactively adjusted for all periods presented, as applicable, to give effect to the stock split, the bonus share issuance and the reduction in nominal value of our ordinary shares, with the corresponding impact on share capital and share premium. Retrospective effect has also been given with respect to the share and per share data for the warrants and convertible debt instruments.

Initial Public Offering

On February 5, 2021, the Company completed an initial public offering (“IPO”), which resulted in the listing of American Depository Shares (“ADS”) representing the company’s ordinary shares, under the symbol “EVAX” in the United States on The NASDAQ Capital Market. The gross proceeds from the IPO were $30.0 million, and net proceeds were $27.9 million after deducting underwriting discounts and commissions and before deducting fees and expenses payable by the Company.